Note 10 - Related Party Transactions - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

10. Related Party Transactions

Shared Services Agreement with PSID

We entered into a shared services agreement (“SSA”) with PSID on January 11, 2012, pursuant to which PSID agreed to provide certain services, including administrative, rent, accounting, business development and marketing, to us in exchange for $30,000 per month. The SSA has also included working capital advances from time to time. The term of the SSA commenced on January 23, 2012. The first payment for such services was not payable until we received gross proceeds of a financing of at least $500,000. On June 25, 2012, the level of resources provided under the SSA was reduced and the agreement was amended, pursuant to which all amounts owed to PSID under the SSA as of May 31, 2012 were converted into approximately 2.3 million shares of VAC’s common stock valued at $0.2 million. In addition, effective June 1, 2012, the monthly charge for the shared services under the SSA was reduced from $30,000 to $12,000.

On August 28, 2012, the SSA was further amended to align with the level of services being provided, pursuant to which, effective September 1, 2012, the monthly charge for the shared services under the SSA was reduced from $12,000 to $5,000. On April 22, 2013, we and PSID entered into a non-binding letter agreement in which PSID agreed to provide up to an additional $60,000 of support during April and May 2013.

On July 8, 2013, we entered into a letter Agreement with PSID (the “July Letter Agreement”) to amend certain terms of several agreements between PSID and us. The July Letter Agreement amended certain terms of the SSA entered into between PSID and us on January 11, 2012, as amended, the APA entered into on August 28, 2012, as amended, and the PSID Note dated January 11, 2012, in favor of PSID in the principal amount of $200,000. VC assumed the obligations under the PSID Note in connection with the Share Exchange as of the date of the July Letter Agreement. On November 8, 2013, we entered into a Letter Agreement (the “November Letter Agreement”) with PSID which further amended the terms of the several agreements between PSID and us.

The July Letter Agreement, as modified by the November Letter Agreement, provides for:

(i)

At closing of a capital raise with cumulative gross proceeds of at least $3.0 million, $100,000 of the balance owed under the SSA shall be due within two business day after funding. Within thirty and sixty days after the initial $100,000 payment, we shall pay $50,000 each (total of an additional $100,000) and the balance of the outstanding amount shall be paid by 90 days after the initial $100,000 is paid. In the event any of the balance is unpaid at March 31, 2014, interest on the outstanding balance accrues at 10% per annum. If the initial $100,000 payment is made by March 31, 2014, no interest shall accrue so long as we comply with the payment schedule required.

(ii)

The elimination of minimum royalties payable to PSID under the APA in their entirety. In the event that royalty payments under the APA based on our attainment of certain sales levels are not at least $800,000 for the calendar year 2014, then we shall grant PSID Corporation a non-exclusive, perpetual, non-transferrable, world-wide, fully paid license to said patents.

(iii)

An amendment to the PSID Note, with a principal and interest balance of $228,000 on September 30, 2013, to provide that no interest will accrue on the PSID Note from July 8, 2013 to September 30, 2013 and to include a conversion feature under which the PSID Note may be repaid, at our option, in VC’s common stock in lieu of cash.

(iv)

VC will grant PSID a warrant to purchase 300,000 shares of common stock at an exercise price of $2.84. The warrants will be exercisable for a period of five years. The terms and form of warrant will be the same as those granted to certain investors, which are more fully discussed in Note 13.

In addition, pursuant to the terms of the July Letter Agreement, we have issued approximately 16,666 shares of common stock on October 10, 2013 in connection with the repayment of the PSID Note, and we have agreed to issue an additional 135,793 shares of common stock as soon as possible thereafter. These shares issued and to be issued by us to PSID will be issued in private placement in reliance upon the exemption from the registration requirements set forth in the Act provided for in Section 4(2) of the Securities Act, and Rule 506 of Regulation D promulgated by the SEC thereunder.

As of September 30, 2013 and December 31, 2012, we owed PSID $0.2 million and $0.1 million, respectively, for shared services and working capital advances.

In connection with the financing as more fully discussed in Note 13, the PSID note was assigned to certain investors.

Investment from VeriTeQ Corporation’s Director

Following VC’s approval of the Share Exchange in June 2013, VAC approached VC for a small, short-term bridge loan or equity investment. In light of the many conditions to closing, VC’s board decided not to make the loan or investment. VC’s then interim chief executive officer and president and then chairman of VC’s board, Daniel E. Penni, agreed to make a $25,000 equity investment in VAC. As a result of such investment in June 2013, Mr. Penni owned shares of VAC’s common stock, which have been exchanged for 19,084 shares of VC’s common stock. Mr. Penni continues to serve as a member of VC’s board.

Notes Payable

During 2012 and the nine-months ended September 30, 2013, we issued notes payable to certain directors, officers and a relative of a director. These notes are further discussed in Note 5.

On October 11, 2013, VAC entered into a promissory note with the Company’s CEO in the principal amount of $80,000. The note bears interest at 5% per annum and is due on demand.

On October 29, 2013 VC entered into a promissory note with its CEO in the principal amount of $30,000. The note bears interest at 5% per annum and is due on demand.

11. Related Party Transactions

Shared Services Agreement with PSID

We entered into a shared services agreement (“SSA”) with PSID on January 11, 2012, pursuant to which PSID agreed to provide certain services, including administrative, rent, accounting, business development and marketing, to us in exchange for $30,000 per month. The SSA has also included working capital advances from time to time. The term of the SSA commenced on January 23, 2012. The first payment for such services was not payable until we received gross proceeds of a financing of at least $500,000. On June 25, 2012, the level of resources provided under the SSA was reduced and the agreement was amended, pursuant to which all amounts owed to PSID under the SSA as of May 31, 2012 were converted into 436,201 shares of our common stock valued at $0.2 million. In addition, effective June 1, 2012, the monthly charge for the shared services under the Shared Services Agreement was reduced from $30,000 to $12,000.

VeriTeQ Acquisition Corporation

(A Development Stage Company)

Notes to Consolidated Financial Statements (continued)

On August 28, 2012, the SSA was further amended to align with the level of services being provided, pursuant to which, effective September 1, 2012, the monthly charge for the shared services under the SSA was reduced from $12,000 to $5,000. As of December 31, 2012, we owed PSID $138 thousand, for shared services and working capital advances. On April 22, 2013, we and PSID entered into a non-binding letter agreement in which PSID agreed to provide up to an additional $60,000 of support during April and May 2013.

Notes Payable

During 2012, we issued notes payable to certain directors, officers and a relative of a director. These notes are further discussed in Note 5.

Issuance of Shares to Blue Moon Energy Partners, LLC

In April 2012, we issued 218,094 shares to Blue Moon Energy Partners, LLC (“Blue Moon”) for a cash value of $80,000. Our chief executive officer is a manager and controlling person of R&R Consulting Partners, LLC which is a member with a 50% interest in Blue Moon.